Simpson Thacher & Bartlett llp

425 Lexington Avenue

New York, N.Y. 10017-3954

(212) 455-2000

Facsimile (212) 455-2502

January 21, 2005

Sara W. Dunton, Branch Chief

Hanna T. Teshome, Attorney-Advisor

Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:	WMG Acquisition Corp.
Form S-4 filed December 16, 2004
File No. 333-121322

Dear Ms. Dunton and Ms. Teshome:

This letter responds to your letter of January 14, 2005 setting forth comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding the Registration Statement on Form S-4 of Warner Music Group (“WMG” or the “Company”) filed on December 16, 2004 (the “Registration Statement”).  For your convenience, we have reproduced each of the Staff’s comments in this letter, using bold text, and indicated our response to each such comment below.  We have also revised the Registration Statement in response to the Staff’s comments and are filing concurrently with this letter Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which reflects these and other revisions.  In addition, pursuant to an earlier message with Ms. Dunton, we are also filing Amendment No. 2 to the Registration Statement (“Amendment No. 2”) substantially concurrently with this filing solely for the purpose of transmitting exhibits due to the unusually large number of pages in the exhibits and EDGAR limitations on the size of electronic transmissions.  Please note that we are requesting confidential treatment on portions of certain of the exhibits pursuant to Rule 406 under the Securities Act of 1933, as amended, as discussed in a separate letter to the Staff.

We are also sending via courier three marked and three clean paper copies of Amendment No. 1 for the convenience of the Staff.

Page references in the text of this letter correspond to the pages of Amendment No. 1, except when otherwise indicated.

Market and Industry Data and Forecasts, page i

1.                                      We do not understand how your “internal surveys” have not been “independently verified.”  Please advise and revise to clarify.

In response to the Staff’s comment, WMG has removed the statement that internal surveys have not been independently verified.

Prospectus Summary, page 1
Our Company, page 1

2.                                      The summary should provide a brief overview of the key aspects of the offering, not simply repeat the text of the Business section.  Refer to the instructions to Item 503(a) of Regulation S-K and revise as appropriate.

In response to the Staff’s comment, WMG has shortened the summary section by deleting text under “Our Company,” “Industry Overview,” “Competitive Strengths” and “Business Strategies” in order to better provide a brief overview of the significant aspects of the offering.

3.                                      Please provide brief disclosure about the background of the company, including when and how it was formed.

In response to the Staff’s comment, WMG has provided brief disclosure about the background of WMG, including when and how it was formed, in the first paragraph under the caption “Our Company” on page 1.

4.                                      Where you disclose the revenues for the company and each of the recorded music and music publishing businesses, please also disclose the net income or loss for those same periods, so as to present a more balanced picture of the financial health of the company.

In response to the Staff’s comment, WMG has deleted disclosure regarding the revenues of WMG and has instead added disclosure as to the percentage of revenues for each of the recorded music and music publishing businesses in order to provide the reader with information as to the relative size of the two businesses.

5.                                      Supplementally provide support for your assertions, here and throughout the document, that you have “one of the world’s largest and most varied recorded music catalogs” and that your library includes “well-known titles.”

WMG has one of the world’s largest and most varied recorded music catalogs.  By way of illustration, WMG’s 50 top sellers for 2004 span more than 25 different styles and genres and are from artists from twelve different countries.  Exhibit A attached hereto lists such top sellers.  In addition, the most recent version of International Federation of the Phonographic Industry’s “The Recording Industry In Numbers,” evidences WMG’s significant market share based on revenues in virtually every territory.  For example, in 2003 WMG was #2 in North

America, #2 in the U.S., #3 in Canada, #3 in Europe, #2 in Latin America and #4 in Australasia.  For purposes of these statistics, Sony Music Entertainment and Bertelsmann Music Group are treated as separate entities as the merger of their recorded music operations was not completed until 2004.  For your reference, the relevant excerpts from IFPI’s “The Recording Industry In Numbers” are attached hereto as Exhibit B.

In response to the Staff’s comment regarding WMG’s statement that its library includes “well-known titles,” WMG has removed such statement where it appears on page 1 and page 94.

Competitive Strengths, page 2

6.                                      Please revise to clarify what you mean by the title sentence of the first competitive strength.

In response to the Staff’s comment, WMG has revised the title sentence of the first competitive strength to say “Industry Leading Recording Artists and Songwriters.”

7.                                      Please provide a more detailed discussion of your “creative approach”, your “strong relationships with your artists” and your “marketing capabilities” in the appropriate section of the prospectus, perhaps on page 92 where you again discuss these concepts.

In response to the Staff’s comment, WMG has removed the reference to its creative approach, strong relationships with its artists and marketing capabilities in the summary section and in the “Business” section.

Recent Developments, page 5

8.                                      We note your reference to improved operating results, excess liquidity and the implementation of the Restructuring Plan.  Please quantify the improvements and excess liquidity and briefly discuss the Restructuring Plan in more detail, and/or provide a cross-reference to where this more detailed information can be found in the prospectus.

In response to the Staff’s comment, WMG has deleted references to “operating results, excess liquidity and the implementation of the Restructuring Plan” on pages 4, 45 and 125 and has provided more detailed information regarding the Restructuring Plan on page 97 of Amendment No. 1 under the section captioned “Business—Our Business Strategy.”

Summary of the Terms of the Exchange Offers, page 6

9.                                      Please disclose the identity of the initial purchasers in the summary section.

In response to the Staff’s comment, WMG has listed the names of the initial purchasers on page 6 of Amendment No. 1.

Listing, page 12

10.                               Please tell us where you expect that the exchange dollar notes will trade, if at all.

In response to the Staff’s comment, WMG has stated that the exchange dollar notes are expected to trade in the over-the-counter market.

Risk Factors, page 18

11.                               Please delete the second and the third sentences of the introductory paragraph.  All material risks should be described.  If risks are not deemed material, please do not reference them.

In response to the Staff’s comment, WMG has deleted the second and third sentences of the introductory paragraph.

Our outside auditors have identified weaknesses in our internal controls..., page 19

12.                               To give investors a better understanding of the risk, please revise to briefly explain what Section 404 is, and the timing or your expected non-compliance, as well as spelling out the identify of the PCAOB.

In response to the Staff’s comment, WMG has explained Section 404 briefly, has disclosed the time at which it will be required to comply with Section 404 and has spelled out the Public Company Accounting Oversight Board.

Our ability to operate effectively could be impaired, page 25

13.                               Please revise to explain or give examples of what you mean by “other key operating personnel” and also discuss whether you have employment agreements with any of the executive officers.

In response to the Staff’s comment, WMG has deleted disclosure indicating that it depends on “other key employees.”  While WMG employs numerous individuals who run our record companies and music publishing companies in certain important territories throughout the world and, as such, manage units that discover and develop recording artists and songwriters and promote their work, WMG does not deem these individuals to be significant employees as described in Item 401(c) of Regulation S-K.  See also the response to the Staff’s comment number 22 below.  In addition, WMG has disclosed that it has employment agreements with its executive officers in the risk factor renamed “Our ability to operate effectively could be impaired if we fail to attract and retain our executive officers” on page 25.

Unfavorable currency exchange rate fluctuations…, page 26

14.                               To the extent feasible, please quantify your statement that you have “substantial” assets, liabilities, revenues and costs denominated in foreign currencies, and quantify the frequency with which you may incur expenses not denominated in the same currency as the related revenues, to give investors a better appreciation of the risk.

In response to the Staff’s comment, WMG has presented the percentage of its revenues and assets related to operations in foreign territories, and has disclosed that no significant foreign exchange contracts have been entered into as of September 30, 2004.  Consequently, WMG has removed the second paragraph under such risk factor regarding foreign currency.

We may be materially and adversely affected by the separation of our business..., page 28

15.                               Please disclose when the various contractual arrangements with Time Warner for transitional services and shared arrangements expire.

In response to the Staff’s comment, WMG has revised the disclosure to state the date of termination of the agreements and to highlight the risk that WMG may not be able to operate as effectively or as efficiently under its new agreements.

The Transactions, page 38
Ownership and Corporate Structure, page 42

16.                               Please identify the registrant, WMG Acquisition Corp., in the organizational chart.

In response to the Staff’s comment, WMG has identified WMG Acquisition Corp. in the organizational chart.

Management’s Discussion and Analysis, page 54
Results of Operations, page 59

17.                               Revise throughout this section to provide a meaningful description of the business conditions or events that materially affect you from one period to the next.  For example, it is not informative to state that an increase in revenues is attributable to an “increase in revenues from digital sales of recorded music product” or “higher mechanical, performance and synchronization royalties.”  You should instead describe the business events or conditions that enabled you to realize such increases, and you should quantify the extent to which the increase was attributable to changes in volume sold or prices charged.

In response to the Staff’s comment, WMG has revised its disclosure to better provide a more meaningful description of the business conditions or events that materially affect it from one period to the next, and has added disclosure regarding the effects of volume decreases.

18.                               In addition, to the extent that any changes in a line item are attributable to more than one cause, you should quantify the contribution of each. For example, you should specifically state which part of the decrease in cost of revenues is attributable to lower manufacturing costs under the new Cinram agreements, lower royalty-related costs and costs savings associated with your restructuring plan.

In response to the Staff’s comment, WMG has quantified the contribution of the causes resulting in changes in line items.

Covenant Compliance, page 77

19.                               Please explain why it is appropriate to provide an adjustment for the $143 million cost savings.  In addition, explain why you have not made a similar adjustment in the pro forma financial statements.

The indenture, pursuant to the second paragraph of the definition of “Fixed Charge Coverage Ratio,” permits adjustments for pro forma cost savings such as the $143 million in pro forma cost savings pursuant to the Restructuring Plan without regard to whether they comply with Article 11 of Regulation S-X, and thus such adjustments are appropriate as a component of Adjusted EBITDA, which is presented as a covenant compliance measure. However, such adjustments have not been reflected in our pro forma financial statements because we do not believe that such adjustments can be appropriately made in accordance with Article 11 of Regulation S-X.  We had previously provided narrative disclosure in the pro forma financial statements of both the projected one-time costs and recurring savings under the Restructuring Plan on pages 44 and 45.

Market Risk Management, page 80
Foreign Currency Risk, page 80

20.                               Please provide a sensitivity analysis disclosure that expresses the potential loss resulting from hypothetical changes in foreign currency exchange rates.  Refer to Item 305(a)(1) of Regulation S-K.

In response to the Staff’s comment, WMG has provided the sensitivity analysis required by Item 305(a)(1) of Regulation S-K on page 83.

Business, page 92
Competition, page 104

21.                               Revise your disclosure to address the principal methods of competition in each of your business segments and identify the positive and negative factors pertaining to your competitive position, to the extent that they exist.  Refer to Item 101(c)(1)(x) of Regulation S-K.

In response to the Staff’s comment, WMG has revised the disclosure to address the principal methods of competition in each of its business segments and to identify the positive and negative factors pertaining to its competitive position, to the extent that they exist.

Management, page 107

22.                               We note from the risk factors section on page 25 that you have “other key operating personnel” that you depend upon.  To the extent applicable, please provide the information required by Item 401(c) of Regulation S-K with respect to these other significant employees.

In response to the Staff’s comment, WMG has deleted the reference to “other key operating personnel” as it does not believe that it has any significant employees (other than executive officers) as defined under Item 401(c) of Regulation S-K.

Security Ownership of Certain Beneficial Owners and Management, page 116

23.                               Please tell us what consideration you gave to including Time Warner as a beneficial owner by virtue of its ownership of warrants to acquire 19.9% of your common stock.  Refer to Item 403(a) of Regulation S-K and Rule 13d-3 of the Securities Exchange Act, and revise if necessary.

WMG respectfully informs the Staff that pursuant to the terms of the agreements, these warrants are not exercisable within 60 days and, therefore, Time Warner is not a beneficial owner of securities of Holdings.

.

The Exchange Offers, page 126
Expiration Date; Extensions, Amendments, page 129

24.                               Please confirm supplementally that the offer will be open for at least 20 full business days to ensure compliance with Rule 14e-1(a).  Further, please confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

WMG confirms that the offer will be open for at least 20 full business days, and that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to Rule 424.

25.                               You reserve the right “to delay accepting for exchange any outstanding notes.”  Clarify in what circumstances you will delay acceptance and confirm that any such delay will be consistent with Rule 14e-1(c).  For example, if are you referring to the right to delay acceptance only due to an extension of the exchange offer, so state.

In response to the Staff’s comment, WMG has clarified that it will only delay accepting for exchange any outstanding notes in the event that it amends or extends the applicable exchange offer.

26.                               We note your reservation of the right to amend the terms of the offer.  Please revise to indicate that, in the event of a material change in the offer, including the waiver of a material condition, you will extend the offer period if necessary so that at least five business days remain in the offer following notice of the material change.

In response to the Staff’s comment, WMG has indicated that in the event of a material change in the offer, including the waiver of a material condition, it will extend the offer period if necessary so that at least five business days remain in the offer following notice of the material change.

Conditions to the Exchange Offers, page 129

27.                               We note that you will notify holders of any extensions, amendment, nonacceptance or termination by “oral or written notice.  Please revise to confirm that you will notify holders by press release or other public announcement as required by Rule 14e-1(d).

In response to the Staff’s comment, WMG has revised the disclosure that notice of any extensions, amendment, nonacceptance or termination will be given by press release or other public announcement as required by Rule 14e-1(d).

28.                               Revise your disclosure in the first paragraph on page 130 to clarify that you will return the tendered notes not accepted for exchange “promptly,” not “as promptly as practicable,” following the expiration or termination of the exchange offers.  Refer to Rule 14e-1(c).  Please make corresponding changes throughout your filing.

In response to the Staff’s comment, WMG has revised the disclosure to state that the tendered notes not accepted for exchange will be returned promptly.

29.                               In our view, you may condition a tender offer on any number of conditions, as long as they are described with reasonable specificity, capable of some measure of objective verification, and outside of your control.  In the last paragraph in this section, the phrase “regardless of the circumstances giving rise to them” implies that you may assert an offer condition even when the condition is “triggered” by your own action or inaction.  Please revise in accordance with our position.

In response to the Staff’s comment, WMG has revised the disclosure to state that it may only assert the conditions to the extent that the conditions do not arise due to its action or inaction.

Consolidated and Combined Statements of Operations, p. F-5

30.                               We note the CD and DVD manufacturing, packaging, and physical distribution operations were sold to Cinram in October 2003.  As the disposal of these operations resulted in a significant reduction to your fixed cost base, the trend in your costs changed significantly from 2003 to 2004.  Please tell us what consideration was given to treating the disposal of these operations as discontinued operations in your statement of operations for the period ended November 30, 2003.  If you believe that entering into an outsourcing agreement with this entity precludes you from presenting these operations as discontinued operations, explain your involvement in Cinram subsequent to October 2003.  See paragraph 42 of SFAS No. 144.

WMG respectfully submits that, except as noted below with respect to physical distribution operations, the consolidated and combined financial statements included in the Registration Statement and Amendment No. 1 do not include the CD and DVD manufacturing, packaging, and physical distribution operations (“Time Warner Manufacturing”) that were sold to Cinram in any period.  The financial statements have been prepared on a “carve-out” basis and only include the recorded music and music publishing operations that were purchased by WMG from Time Warner.  Although Time Warner Manufacturing was managed by the same executives who managed the recorded music and music publishing operations, the assets of Time Warner Manufacturing were used to support multiple, non-music business units of Time Warner (including Time Warner’s film entertainment and AOL businesses) and were largely held by separate legal entities owned directly or indirectly by Time Warner.

The company that was acquired by WMG legally owned the physical distribution operations of WEA Corp. included in the sale to Cinram.  Accordingly, the historical financial statements included in the Registration Statement and Amendment No. 1 appropriately did not eliminate the net assets or operating results from such operations in order to provide investors with a complete and comprehensive financial history of the acquired businesses and subsidiaries.  Rather, disclosure was made in Note 7 on p. F-23 of the fact that the physical distribution operations were sold to Cinram and the historical operating results of such operations were similarly disclosed.

WMG further respectfully submits that it considered presenting the physical distribution operations as a discontinued operation, but ultimately concluded that such presentation would not be in accordance with the provisions of SFAS No. 144.  In particular, Paragraph 42 on SFAS No. 144 precludes discontinued operation treatment for situations in which the entity has significant continuing involvement in the operations of the component sold after the disposal transaction.  The application of this provision is best illustrated under example 14 of SFAS No. 144, which precludes discontinued operation treatment for a bicycle company which has merely outsourced its bicycle manufacturing operations, but has stayed in the business of selling bicycles.

WMG believes that Example 14 of SFAS No. 144 is analogous to its situation with respect to its former physical distribution operations.  As background, the physical distribution operations encompass the act of warehousing CDs, picking the CD’s off the shelves that have been ordered by customers, packaging those CDs in boxes, and shipping the boxes to the customers.  The acts of selling and marketing the CDs are not a part of the physical distribution operations that were sold to Cinram and continue to be performed by us as part of our core recorded music business.  Under WMG’s outsourcing arrangement with Cinram for these services, WMG generally pays Cinram a per-unit fee to furnish these services to WMG.  As such, the costs associated with these operations are still an integral part of WMG’s continuing operations.

For the above reasons, WMG respectfully submits that it has appropriately treated the operations of Time Warner Manufacturing in its consolidated and combined financial statements.

31.                               We note on page 100 you entered into a definitive agreement to sell Warner Bros. Publications to Alfred Publishing on December 15, 2004.  Tell us whether you plan to present this business as a discontinued operation and the basis for your conclusion.

WMG respectfully submits that it does not plan to present Warner Bros. Publications (the “Print Business”) as a discontinued operation.  It does not believe that such presentation would be consistent with the provisions of SFAS No. 144.  In particular, Paragraph 42 of SFAS No. 144 precludes discontinued operations treatment for situations in which the entity has significant continuing involvement in the operations of the component sold after the disposal transaction.

As background, WMG’s music publishing businesses, such as its Warner/Chappell business, involve the acquisition or licensing of rights to musical compositions from songwriters, composers or other rightholders (“music copyrights”).  Music copyrights are then exploited in various forms in exchange for royalties paid by other parties for the use of such rights.  As an example, royalties are paid for the use of music copyrights in (i) sound and video recordings sold on CDs and DVDs, (ii) television commercials, (iii) ringtones, (iv) motion pictures, (v) radio and television broadcasting and (vi) public performances, such as concerts.  In addition, royalties are paid to music publishers for the use of music copyrights in published sheet music and songbooks sold to consumers and schools.

The Print Business that WMG has agreed to sell includes the manufacturing of printed sheet music and songbooks and the related sale of such products to retailers, schools and other third-party customers.  However, such business will need to continue to license the rights to use our music copyrights in its product offerings, as well as the rights of other third-party music publishers.  As disclosed on page F-23 of WMG’s consolidated and combined financial statements, WMG entered into an agreement to license the rights for the Print Business to use its music copyrights in the exploitation of printed sheet music and songbooks for a twenty year period of time.  For that right, WMG will receive a royalty (based on a percentage of each sale) from the new owner of the Print Business for the next twenty years.  As such, given that WMG’s core business of licensing music copyrights in various mediums has not changed and WMG will continue to have significant continuing involvement with the Print Business through its long-term licensing agreement, WMG believes it has not satisfied the criteria under SFAS No. 144 for presenting the Print Business as a discontinued operation in its consolidated and combined financial statements.

Royalty Advances and Royalty Costs, p. F-15

32.                               As discussed on page 19, your domestic operations currently use different royalty systems, which have created certain complexities in reconciling royalty expense and payables.  As your resources are currently limited in regards to additional staff necessary to cope with the current requirements of the royalty processing unit, and a new system has not been developed, tell us what steps have been taken to ensure that the amount and timing of the royalty advances and costs recognized are appropriate.  Highlight any errors that have been identified as a result of these complexities, and if so, how these amounts have been treated.  Also, we note on page 23 that the timing of advance payments impacts your operating cash flows, and cash flows in any reporting period may be materially affected by the timing of releases and advance payments.  Tell us whether this reconciling process has materially impacted the reporting of the timing of release and payments.

WMG respectfully submits that its outside auditors raised certain concerns in early fall 2004 regarding its controls over domestic royalty processing.  In particular, after investigating their concerns, WMG determined that its accrued royalties payable was overstated by approximately $14 million.

After becoming aware of these issues, WMG devoted significant time and resources to the resolution of these matters.  These efforts included, but were not limited to, commissioning KPMG LLP as part of its outsourced internal audit function to perform an extensive review of the areas and related issues, substantive testing of the underlying transactions and a complete audit of KPMG’s and management’s findings by WMG’s outside auditors.  Based on these procedures, WMG determined that approximately $11 million of the aggregate $14 million overstatement related to fiscal periods of 2001 and prior.  The remaining $3 million difference was attributable to multiple fiscal periods, with no significant difference noted in any one year.  Because the fair value of the royalty liabilities assumed as of the acquisition date was overstated and the effect of the overstatement in any one historical period was not material to the balance sheet or income statement, we corrected these errors by reducing goodwill and accrued royalties by equal amounts.

Based on the work performed, WMG respectfully submits that it does not believe that these control weaknesses affect the timing of releases and payments to artists. In particular, there are separate controls over these processes, which WMG believes are all operating effectively.  Moreover, new artist releases are essential to WMG’s recorded music business and receive the highest level of management attention.  In turn, artist compensation is critical to WMG’s relationships with artists, and not only does it honor those relationships and arrangements, but artists often exercise their audit rights to ensure that they are being paid appropriately. Rather, the weaknesses identified largely related to the reconciliation of accrued amounts (which are often based on estimates at the time the financial statements are closed), in comparison to actual royalties subsequently computed and paid to the artists. This reconciliation process has been complex due to the existence of multiple royalty systems, a shortage of resources devoted to reconciling accrued amounts to actual royalty computations, insufficient segregation of duties and the sheer volume of transactions that need to be processed, among other reasons.

Nevertheless, WMG believes its has identified the appropriate long-term solution for these matters through the development of a shared royalty system platform with Universal Music Group that will be controlled by an outside service provider.  In the interim, WMG believes it has identified the control weaknesses, and has started to take corrective actions, such as adding additional resources and transferring responsibility over the reconciliation process to other internal departments in an effort to enhance the segregation of duties for royalty processing. WMG will continue to benchmark its controls over royalty processing in connection with its Section 404 initiatives, but firmly believes that its financial statements contained in the Registration Statement and Amendment No. 1 are fairly stated in all material respects.

Note 4, New Accounting Pronouncements, p. F-19

33.                               Please provide all of the disclosures required by paragraphs 23 through 26 of FIN46R.

WMG respectfully submits that the adoption of the provisions of FIN46R had an insignificant impact on the consolidated and combined financial statements included in the Registration Statement and Amendment No. 1.

As additional background, WMG had no special-purpose entities or other off-balance sheet financing structures that needed to be considered in conjunction with the adoption of FIN46R.  Rather, the only entities that were subject to the consolidation provisions of FIN46R were four small, thinly-capitalized recorded music joint ventures, whereby WMG was the primary beneficiary in that it was responsible for 100% of the funding obligations and absorbed 100% of the losses.  Historically, prior to the adoption of FIN46R, WMG had accounted for its investments in those ventures under the equity method of accounting due to the existence of minority rights by WMG’s partners in such ventures to participate in ordinary course of business decisions, pursuant to EITF 96-16.

None of these ventures had any third-party indebtedness as WMG provided all of the financial support to the ventures.  Accordingly, the only meaningful effect from the adoption of FIN46R was to increase total assets and liabilities by $20 million each in the aggregate.  This impact was clearly not material as it represented less than 0.5% of total assets at November 30, 2003.

Based on the above, WMG believes that the disclosure requirements of FIN46R are not material to readers of its financial statements.  However, pursuant to the Staff’s request, WMG has expanded the disclosures in Note 4 on p. F-20 to address the disclosure requirements under paragraph 23(a) of FIN46R.  The remaining disclosures required under paragraphs 23-26 of FIN46R are either not applicable or not material.

Note 5, The Acquisition, p. F-20

34.                               We note that the purchase price of the acquisition included non-cash consideration consisting of a warrant giving Time Warner the right to purchase up to 19.9% of the common stock of your parent company.  Please disclose the accounting treatment and value of these warrants.

WMG respectfully submits that the warrants were issued to Time Warner by WMG Parent Corp., the ultimate parent of WMG, as part of the purchase price of the acquisition.  The initial value of the warrants was $35 million and such value was “pushed down” to the financial statements of WMG included in the Registration Statement and Amendment No. 1 as part of the new basis of accounting in accordance with Staff Accounting Bulletin No. 54.  Such information is already disclosed in Note 5 on p. F-20.

Because the warrants are not a security issued by WMG, but rather by its ultimate parent, WMG Parent Corp., subsequent changes in the value of the warrants do not need to be accounted for in the financial statements of WMG included in the Registration Statement and Amendment No. 1 unless such changes are indicative of an impairment of the assets of WMG.  This is not the case.

Accordingly, WMG does not believe that revised disclosures over accounting policies for the warrants are necessary at the WMG financial statement level.

Management Advisory Agreement, page F-48

35.                               Explain why your accounting for the $75 million fee is appropriate.  The basis for your accounting is unclear since it appears that the agreement was entered after the consummation of the acquisition.

WMG respectfully submits that the management advisory agreement was entered into concurrently with the acquisition on February 29, 2004, and not after the consummation of the acquisition.  Moreover, the fees were paid to affiliates of the Investors (as defined in Registration Statement) for their advisory services in structuring and negotiating the transaction with Time Warner, in performing due diligence, in determining the initial capitalization of WMG, in securing and negotiating the original bank financing and for other related matters.  In addition, the fees were not paid to the funds that hold the equity interests in the business, but rather to affiliates of the equity owners who perform those types of “investment advisory” services.

Based on the nature of the above level of services that were provided to WMG, WMG evaluated (for both book and tax purposes) the extent of such services performed in connection with each of the acquisition and the original financing.  The $75 million fee was then apportioned between the direct costs of the acquisition and debt issuance costs based upon such ratio of debt-related services to acquisition-related services.  Accordingly, WMG believes that its accounting for the $75 million fee is appropriate.

Note 22:  Segment Information, page F-54

36.                               Explain why you consider OIBDA to be a non-GAAP measure and explain how your statement is consistent with the guidance in answer 18 of the Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures, prepared by the staff members of the U.S. Securities and Exchange Commission.  It states that non-GAAP financial measures do not include segment information presented in conformity with FASB Statement 131.

As disclosed in Note 22 on p. F-55, WMG hereby confirms that OIBDA is the primary operating performance measure used by the chief operating decision-making group in making decisions about allocating resources to segments and assessing segment performance.  However, because OIBDA excludes depreciation expense, amortization expense on intangible assets and impairment charges of goodwill and other intangible assets, it is not a conventional GAAP measure, like operating income.  Accordingly, WMG initially wanted to sensitize users of our financial statements to this fact.

WMG understands the Staff’s concerns over characterizing a financial measure under SFAS No. 131 as a non-GAAP financial measure.  As such, pursuant to the Staff’s request, WMG has revised its disclosure in Note 22 on p. F-55 to eliminate the reference to OIBDA as a non-GAAP measure of financial performance.

Schedule II — Valuation and Qualifying Accounts, page F-76

37.                               Discuss in MD&A the reason for the decreases in your accounts receivable allowances during 2004 and the impact these decreases had on your financial statements.

WMG respectfully submits that the principal reason for the decline in accounts receivable valuation allowances related to sales returns activity.  In particular, out of a total $69 million decrease, $60 million related to a decline in the sales returns reserve and the balance of $9 million related to a decline in bad debts reserves.

There was no material impact on WMG’s operating results in 2004 from changes in its bad debt reserves as the decrease in the balance primarily related to the write-off of previously provided for accounts receivables directly against the reserve, as those accounts were settled on a fractional recovery basis during the year.

With respect to sales returns reserve fluctuations, the $60 million change noted above is largely a function of the inherent seasonality in the music business.  That is, as disclosed on page 23 of Amendment No. 1, WMG’s recorded music business historically has generated approximately 35% of its sales in the last three months of the calendar year due to increased consumer demand associated with the holiday season. Therefore, both gross receivables and related sales returns allowances would be at a natural, lower level at September 30, the end of WMG’s new fiscal year, in comparison to WMG’s previous fiscal year end of November 30.  The ratios of WMG’s sales returns reserve to gross accounts receivables were approximately 21% at both the end of September 2004 and November 2003.  As such, the decrease in its sales returns reserve did not have a material effect on its operating results that would warrant additional disclosure in MD&A, especially since the comparison of 2004 operating results already discussed in MD&A is presented on an apples-to-apples basis for the ten-month period ended September 30.

Exhibit 5.1

38.                               There appears to be a typographical error in the last sentence in the first paragraph, in that it should read “7 3/8%” rather than “7 1/8%.”

In response to the Staff’s comment, the reference to 7 1/8% has been changed to 7 3/8%.

39.                               Please delete the fourth paragraph of the opinion as it appears to assume matters to which you should be opining.  Similarly, please revise subparagraph (2) to the fifth paragraph and expressly opine as to the validity and legality of the guarantees.

In response to the Staff’s comment, the fourth paragraph of the opinion has been deleted, and the fifth paragraph opines on the guarantees issued by all guarantors other than WMG’s subsidiary incorporated in Tennessee.  Per the Staff’s comment number 40 and as indicated below, counsel for Tennessee, California, Wyoming and New Jersey will issue separate opinions which will be filed as exhibits to Amendment No. 2.

40.                               We note that your guarantor subsidiaries include entities organized in Tennessee, California, Wyoming and New Jersey.  Revise your opinion to opine as to those states’ laws or otherwise provide separate local opinions to address the validity of the guarantees under the laws of those states.

In response to the Staff’s comment, the opinion of Simpson Thacher & Bartlett LLP will cover all guarantor subsidiaries other than WMG’s subsidiary incorporated in New Jersey.  Counsel for New Jersey will provide a separate enforceability opinion which will be filed as an exhibit to Amendment No. 2.  In addition, counsel for California, Wyoming and Tennessee will provide separate opinions, upon which Simpson Thacher & Bartlett LLP will rely, which will be filed as exhibits to Amendment No. 2.

******

In addition, please note that we have included certain changes other than as a result of the Staff’s comments, most notably in the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and elsewhere to reflect the recent issuance of notes on December 23, 2004 by WMG’s immediate parent company and in the section entitled “Management” and elsewhere relating to additional agreements entered into with management, updated information on management compensation and the appointment of Michael Fleisher as our new Chief Financial Officer.

Please contact either Edward P. Tolley III at (212) 455-3189 or Mary Kuan at (212) 455-2257 with any questions regarding the foregoing.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Dave Johnson
Paul Robinson
Trent Tappe

Exhibit A

WMG Top 50 Sellers Worldwide 2004
(albums)

Rank	Artist	Title	Genre(s) (album)	National Origin (artist)

1	GREEN DAY	AMERICAN IDIOT	Alternative/Rock	U.S.
2	JAY-Z/ LINKIN PARK	MTV ULTIMATE MASH-UPS PRESENTS JAY-Z/ LINKIN PARK (album a/k/a COLLISION COURSE)	Rock/Rap	U.S.
3	JOSH GROBAN	CLOSER	Classical Pop/Adult Contemporary	U.S.
4	BIG & RICH	HORSE OF A DIFFERENT COLOR	Country	U.S.
5	LINKIN PARK	METEORA	Rock/Rap	U.S.
6	R.E.M.	AROUND THE SUN	Rock/Alternative	U.S.
7	JET	GET BORN	Rock	Australia
8	TWISTA	KAMIKAZE (EXPLICIT CONTENT)	Rap	U.S.
9	THE STREETS	A GRAND DON’T COME FOR FREE	Electronica/British Garage	U.K.
10	SEAL	BEST 1991 - 2004	Pop/Rock	U.K.
11	PHIL COLLINS	PHIL COLLINS LOVE SONGS	Soft Rock/Adult Contemporary	U.K.
12	SIMPLE PLAN	STILL NOT GETTIN’ ANY	Rock/Punk Pop	Canada
13	ALANIS MORISSETTE	SO CALLED CHAOS	Rock/Alternative	Canada
14	MICHAEL BUBLÉ	MICHAEL BUBLE	Standards/Adult Contemporary	Canada
15	ERIC CLAPTON	ME AND MR. JOHNSON	Rock/Blues	U.K.
16	THE CORRS	BORROWED HEAVEN	Pop/Rock	Ireland
17	LES CHORISTES	LES CHORISTES	Soundtrack/Choral	France
18	RAY CHARLES	ORIGINAL MOTION PICTURE SOUNDTRACK: RAY!	R&B/Soul	U.S.
19	LUIS MIGUEL	MEXICO EN LA PIEL	Latin	Mexico
20	DARKNESS	PERMISSION TO LAND	Rock/Hard Rock	U.K.
21	NEIL YOUNG	GREATEST HITS	Rock/Folk	Canada/U.S.
22	RED HOT CHILI PEPPERS	LIVE IN HYDE PARK	Rock/Alternative	U.S.
23	FABOLOUS	REAL TALK	Rap	U.S.
24	BRANDY	AFRODISIAC	R&B	U.S.
25	LEANN RIMES	THE BEST OF	Country	U.S.
26	LAURA PAUSINI	RESTA IN ASCOLTO	Latin/Euro-Pop	Italy
27	LINKIN PARK	HYBRID THEORY	Rock/Rap/Metal	U.S.
28	RYAN CABRERA	TAKE IT ALL AWAY	Pop/Rock	U.S.
29	TRANS-SIBERIAN ORCHESTRA	IN STUDIO	Rock/Holiday	U.S.
30	TRICK DADDY	THUG MATRIMONY: MARRIED TO THE STREETS	Rap	U.S.
31	DAMIEN RICE	O	Alternative/Folk	Ireland
32	SEAN PAUL	DUTTY ROCK	Reggae/Dancehall	Jamaica
33	KILL BILL SOUNDTRACKS	KILL BILL VOL. 1 ORIGINAL SOUNDTRACK	Soundtrack/Various	U.S.
34	BRIAN WILSON	SMILE	Pop/Rock	U.S.
35	VAN HALEN	THE BEST OF BOTH WORLDS	Rock/Hard Rock	U.S.
36	JOSH GROBAN	LIVE AT THE GREEK	Classical Pop/Adult Contemporary	U.S.
37	RED HOT CHILI PEPPERS	GREATEST HITS	Rock/Alternative	U.S.
38	LINKIN PARK	LIVE IN TEXAS	Rock/Rap/Metal	U.S.
39	T.I.	URBAN LEGEND	Rap	U.S.
40	JOSH GROBAN	JOSH GROBAN	Classical Pop/Adult Contemporary	U.S.
41	NORIYUKI MAKIHARA	COMPLETELY RECORDED	Japanese Pop	Japan
42	STORY OF THE YEAR	PAGE AVENUE	Rock	U.S.
43	SHINEDOWN	LEAVE A WHISPER	Rock/Hard Rock	U.S.
44	ALEJANDRO SANZ	GRANDES EXITOS 1991-2004	Latin	Spain
45	SIMPLE PLAN	NO PADS, NO HELMETSJUST BALLS	Rock/Punk Pop	Canada
46	KEVIN LYTTLE	KEVIN LYTTLE	Soca	St. Vincent
47	KILL BILL SOUNDTRACKS	KILL BILL VOL. 2 ORIGINAL SOUNDTRACK	Soundtrack/Various	U.S.
48	SEAL	SEAL IV	Pop/Rock	U.K.
49	50 FIRST DATES SOUNDTRACK	50 FIRST DATES	Soundtrack/Reggae	U.S.
50	THE USED	IN LOVE AND DEATH	Alternative	U.S.

sources:	WMG GDSS (Global Daily Sales System) - WMG top 50 worldwide titles 2004 rankings
All Music Guide (AMG)/allmusic.com - national origin and genre classifications

Exhibit B

Market Shares

Market shares for the five majors and independents’ sector are shown at global, regional and territory level for the years 2002 and 2003. This is the first time IFPI publishes territory-level market shares*. Market shares are inclusive of audio and music video sales. 2002 shares are based on re-stated figures at 2003 exchange rates and are based on the definition of Owned Content.

Definition of Owned Content

Sales qualifying as Owned Content are wholesale sales of finished music product (audio and video) by the Member Company (i.e. record company) to retailers or to intermediate wholesalers, net of returns and discounts and exclusive of exports (in accordance with IFPI Data Definitions). The following defines Owned Content on a territory-by-territory basis:

•         Sales of finished music product of repertoire owned by the Member Company

•         Sales of finished music product of repertoire owned by the Member Company’s majority owned (>50%) labels/companies

•         Sales of finished music product of repertoire that is licensed-in by the Member Company or its majority owned label/company

•         Sales of compilations/soundtracks and other finished music product based on joint-venture agreements between record companies. For example, in the case of a compilation called “Huge Hits Volume 1” —a joint venture of four companies with respective shares of 30:30:30:10 —hypothetical sales of $100,000 would be split for market share calculation purposes to $30,000, $30,000, $30,000, $10,000

The following do not qualify as Owned Content revenues:

•         Sales of minority owned labels

•         Sales of finished product from distribution deals

•         Sales of finished music product by Member Companies licensees

•         All other forms of revenue that are not wholesale sales of finished music product e.g. license income fees or royalty based income, etc.

Changes in 2003

These market share figures are for total physical product sales of music - including all audio and video formats. The figures do not include digital downloads. IFPI will work with music companies to incorporate these in future years.

Independents

IFPI recommends and very much welcomes independent record companies to submit information according to the above definitions. Any record company wishing to participate or know more about the project should contact IFPI Market Research.

Club Sales and Direct Mail

In the US and Canada, IFPI calculates shares for this sector on a pro-rata basis. Company market shares based on the non-club and direct mail market are grossed up on a pro-rata basis to include club sales and direct mail. Record clubs accounted for 4% of sales in the US and 3% in Canada in 2003.

Exchange Rates

World and regional aggregated market shares are calculated based on IMF annual average exchange rates for 2003 applied to all periods —2003 and 2002 (re-stated at 2003 rates).

Audit of Product Sales Data Supplied by Companies

IFPI does not audit sales data supplied by companies. The data is subject to internal audit by companies only, guided by the above Owned Content definition and notes. IFPI checks the resulting shares against secondary sources and National Group data where available.

Notes

* Italy and South Korea territory market shares not published separately but are included in the regional and world calculation.

Territories Included in Global and Regional Market Share Calculation

North America:	Canada, USA

Europe:	Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Norway, Netherlands, Poland, Portugal, Spain, Sweden, Switzerland and the UK

Latin America:	Argentina, Brazil, Chile, Colombia and Mexico

Asia:	Hong Kong, Indonesia, Japan, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand

Australasia:	Australia and New Zealand

Africa:	South Africa

Global and Regional Market Shares Summary

2003 Global and Regional Market Shares

Region	BMG	EMI	Sony	Universal	Warner	Indies
North America	15.50%	10.50%	12.10%	27.90%	15.80%	18.20%
Europe	12.50%	17.30%	12.10%	25.60%	13.00%	19.40%
Asia (excluding Japan)	7.20%	14.40%	13.00%	15.30%	12.20%	37.90%
Japan	3.70%	10.40%	16.20%	13.00%	5.10%	51.60%
Latin America	12.20%	12.10%	19.60%	14.70%	15.40%	26.00%
Australasia	11.70%	18.40%	16.90%	20.30%	15.10%	17.50%
Africa	11.80%	21.20%	13.10%	19.90%	0.00%	34.00%
WORLD	11.90%	13.40%	13.20%	23.50%	12.70%	25.30%

2002 Global and Regional Market Shares

Region	BMG	EMI	Sony	Universal	Warner	Indies
North America	13.50%	8.90%	14.80%	31.70%	15.10%	16.00%
Europe	10.90%	16.70%	12.90%	27.10%	11.50%	20.80%
Asia (excluding Japan)	7.90%	9.60%	12.50%	15.80%	10.90%	43.40%
Japan	5.60%	9.30%	12.80%	11.60%	5.30%	55.30%
Latin America	13.40%	10.60%	18.00%	18.50%	14.50%	25.00%
Australasia	9.30%	15.90%	17.10%	23.70%	14.00%	20.00%
Africa	12.00%	21.30%	14.20%	22.80%	0.00%	29.70%
WORLD	10.90%	12.20%	13.80%	25.40%	11.80%	25.90%

2

2003 Territory Market Shares

	BMG	EMI	Sony	Universal	Warner	Indies
NORTH AMERICA
Canada	11.50%	11.90%	14.90%	28.70%	14.40%	18.60%
USA	15.80%	10.40%	11.90%	27.80%	15.90%	18.20%
TOTAL	15.50%	10.50%	12.10%	27.90%	15.80%	18.20%
EUROPE
Austria	10.80%	15.40%	8.50%	30.70%	11.00%	23.60%
Belgium	10.30%	20.60%	13.40%	27.50%	8.30%	19.80%
Czech Republic	10.80%	20.40%	15.10%	24.30%	11.30%	18.20%
Denmark	7.20%	40.10%	13.90%	20.20%	11.30%	7.20%
Finland	9.20%	15.90%	9.10%	17.10%	13.70%	35.00%
France	8.10%	15.80%	16.90%	34.10%	14.40%	10.70%
Germany	19.30%	12.70%	10.30%	24.30%	10.80%	22.60%
Greece	0.00%	35.40%	14.00%	19.20%	8.00%	23.40%
Hungary	10.30%	13.40%	6.40%	14.30%	15.00%	40.70%
Ireland	13.30%	20.90%	17.80%	32.70%	13.80%	1.50%
Norway	8.10%	22.00%	10.80%	22.30%	11.50%	25.30%
Netherlands	13.00%	17.80%	13.90%	20.50%	9.40%	25.50%
Poland	12.30%	17.40%	10.10%	23.20%	12.70%	24.20%
Portugal	5.70%	22.80%	10.80%	15.50%	8.70%	36.50%
Spain	11.30%	11.20%	12.10%	16.90%	20.20%	28.30%
Sweden	10.20%	21.60%	12.50%	19.00%	13.60%	23.10%
Switzerland	12.00%	14.20%	11.00%	23.30%	11.20%	28.20%
UK	12.30%	19.60%	9.70%	25.90%	12.80%	19.70%
TOTAL	12.50%	17.30%	12.10%	25.60%	13.00%	19.40%
LATIN AMERICA
Argentina	14.70%	14.90%	16.70%	21.80%	14.50%	17.40%
Brazil	10.70%	14.70%	16.20%	18.90%	11.20%	28.30%
Chile	10.70%	16.70%	22.80%	15.30%	25.40%	9.10%
Colombia	0.00%	11.40%	31.00%	27.50%	9.50%	20.60%
Mexico	14.50%	8.80%	21.70%	8.50%	18.90%	27.70%
TOTAL	12.20%	12.10%	19.60%	14.70%	15.40%	26.00%
ASIA
Hong Kong	6.30%	17.10%	12.20%	28.80%	16.20%	19.40%
Indonesia	6.80%	9.10%	17.90%	10.30%	8.70%	47.30%
Japan	3.70%	10.40%	16.20%	13.00%	5.10%	51.60%
Malaysia	9.00%	21.90%	15.70%	19.90%	24.40%	9.10%
Philippines	15.40%	9.30%	14.20%	10.40%	16.20%	34.50%
Singapore	13.20%	16.90%	15.90%	22.60%	17.00%	14.40%
Taiwan	7.80%	16.00%	16.30%	14.90%	15.40%	29.70%
Thailand	4.30%	4.20%	8.60%	5.10%	6.50%	71.20%
TOTAL	7.20%	14.40%	13.00%	15.30%	12.20%	37.90%
AUSTRALASIA
Australia	12.10%	18.40%	16.90%	20.10%	15.20%	17.40%
New Zealand	9.00%	18.90%	17.40%	21.90%	14.50%	18.30%
TOTAL	11.70%	18.40%	16.90%	20.30%	15.10%	17.50%
AFRICA
South Africa	11.80%	21.20%	13.10%	19.90%	0.00%	34.00%
WORLD	11.90%	13.40%	13.20%	23.50%	12.70%	25.30%

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